Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 20,796,783	$ 3,516,750
Restricted cash	224,576	58,786
Accounts receivable, net	704,905	394,655
Income taxes receivable	395,814
Note receivable - current portion	27,528	25,929
Deferred franchise costs - current portion	668,700	939,750
Deferred tax asset - current portion	208,800	701,200
Prepaid expenses and other current assets	375,925	23,729
Total current assets	23,403,031	5,660,799
Property and equipment, net	1,134,452	400,267
Note receivable	31,741	59,269
Note receivable - related party, net of allowance		21,750
Deferred franchise costs, net of current portion	2,574,450	2,283,000
Deferred tax asset - noncurrent		1,265,700
Intangible assets	153,000
Goodwill	677,204
Deposits and other assets	585,150	77,650
Total assets	28,559,028	9,768,435
Current liabilities:
Accounts payable and accrued expenses	1,271,405	226,757
Co-op funds liability	186,604	54,133
Payroll liabilities	617,944	128,370
Advertising fund deferred revenue		4,652
Income taxes payable		419,297
Deferred rent - current portion	93,398
Deferred revenue - current portion	2,044,500	2,756,250
Other current liabilities	50,735
Total current liabilities	4,264,586	3,589,459
Deferred rent, net of current portion	451,766
Deferred revenue, net of current portion	7,915,918	7,252,084
Other liabilities	299,405	147,753
Total liabilities	$ 12,931,675	$ 10,989,296
Commitment and contingencies
Stockholders' equity (deficit):
Series A preferred stock, $0.001 par value; 50,000 shares authorized, 0 issued and outstanding, as of December 31, 2014, and 25,000 issued and outstanding as of December 31, 2013	$ 0	$ 25
Common stock, $0.001 par value; 20,000,000 shares authorized, 10,196,502 shares issued and 9,662,502 shares outstanding as of December 31, 2014 and 5,340,000 shares issued and 4,806,000 outstanding as of December 31, 2013	10,197	5,340
Additional paid-in capital	21,420,975	1,546,373
Treasury stock (534,000 shares, at cost)	(791,638)	(791,638)
Accumulated deficit	(5,012,181)	(1,980,961)
Total stockholders' equity (deficit)	15,627,353	(1,220,861)
Total liabilties and stockholders' equity (deficit)	$ 28,559,028	$ 9,768,435